Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5: RELATED PARTY TRANSACTIONS

Related Party Convertible Notes Payable

In March 2017, the Company combined Outstanding Notes owed to a director and major stockholder, along with $51,576 of accrued interest payable, into one promissory note (the “Related Party Note”). The Related Party Note accrues interest at a rate of 10% and will become due and payable on December 31, 2017. As of September 30, 2017 and December 31, 2016 the balance of the Related Party Note was $383,771 and $332,195, respectively.

Rent Expenses

The Company was renting office space from a significant shareholder and director of the Company on a month-to-month basis with a monthly payment of $1,500. This rental agreement was terminated as of April 1, 2017.

Rental expense was $0 and $4,500 for each of the three months ended September 30, 2017 and 2016 and is recorded in general and administrative expense. Rental expense was $4,500 and $13,500 for the nine months ending September 30, 2017 and 2016, respectively, and is recorded in general and administrative expense.

NOTE 6: RELATED PARTY TRANSACTIONS

Related Party Promissory Notes

As of December 31, 2016, and 2015, the Company had the following related party promissory notes outstanding:

	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
September 2015 $1,055,535 Note, 8% interest, due on demand after March 2017	$-	$-	$1,055,535	27,299
September 2015 $142,415 Note, 10% interest, due May 2016	-	-	142,415	4,669
October 2015 $82,500 Note, 10% interest due October 2016	82,500	10,239	82,500	1,966
February 2016 $50,000 Note, 10% interest, due February 2017	50,000	4,192	-	-
May 2016 $109,695 Note, 10% interest, due July 2017	109,695	7,093	-	-
May 2016 $90,000 Note, 10% interest, due May 2017	90,000	5,425	-	-
Total Convertible Notes Payable, Net	$332,195	$26,949	$1,280,450	$33,934

During the year ending December 31, 2016, the Company received proceeds from new related party promissory notes of $249,695 and recorded conversions of $1,197,950 for related party note principal.

During the year ending December 31, 2015 the Company received proceeds from new related party promissory notes of $224,915. Additionally, in September of 2015 multiple convertible notes were rolled in together for a total new non-convertible promissory note of $1,055,532.

Related Party Convertible Notes Payable

During the year ending December 31, 2016, the Company received proceeds from new related party convertible notes of $473,613 and, at inception, issued 37,906 shares of Series A Convertible Preferred Stock (“Series A Preferred”) as loan fees valued at $29,156. Each of the Company’s related party convertible notes have a conversion rate that is variable, therefore the Company has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording the preferred stock and the derivative liabilities at note inception, the Company increased the debt discount recorded on their convertible notes by $473,613 and recorded $1,912,587 in additional interest expense. During the year ending December 31, 2016, the Company recorded amortization of $25,000 on their related party convertible note debt discounts, recorded conversions of $473,613 for related party note principal, and recorded $448,613 of debt discount write-offs for early debt conversion. As a result of all related party convertible notes being converted during the year ending December 31, 2016, the related party convertible notes payable balance was $0 as of December 31, 2016.

During the year ending December 31, 2015, the Company received proceeds from new related party convertible notes of $156,500. Of that $156,500, $113,500 was convertible at a fixed rate and $43,000 was convertible at a variable rate.

The new related party convertible notes of $113,500 were convertible into the Company’s common stock at $0.001 per share. The convertible notes were issued with 43,326 shares of common stock (see Note 11), therefore the Company recorded debt discounts at inception of $4,896 to allocate the convertible note proceeds to the common stock. In September of 2015, the $113,500 of new convertible notes were rolled in together with multiple other notes for a total new promissory note of $1,055,532 which was not convertible. The $4,896 of debt discounts were fully amortized prior to the convertible notes being rolled into the promissory note.

The new related party convertible notes of $43,000 were issued with 3,440 shares of Series A preferred stock as loan fees valued at $17,401 (see Note 11). Each of these related party convertible notes have a conversion rate that is variable, therefore the Company has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording the preferred stock and the derivative liabilities at note inception, the Company increased the debt discount recorded on these convertible notes by $43,000 and recorded $17,401 in additional interest expense. During the year ending December 31, 2016 the Company recorded amortization of $43,000 on these related party convertible note debt discounts and recorded conversions of $43,000 for related party note principal.

During the year ending December 31, 2015, the Company recorded additional conversions of $3,638,566 of note principal and amortization of $6,328 of debt discounts for related party convertible notes that had been outstanding as of December 31, 2014.

As a result of all related party convertible notes being rolled into a non-convertible promissory note or converted during the year ending December 31, 2015 the related party convertible notes payable balance was $0 as of December 31, 2015.

Preferred Shares Issued to Officers

During 2016, the Company issued 10,000 shares of its Series A Preferred to its CFO, representing $54,152, for services (see Note 11).

During 2015, the Company issued the CEO and CFO a combined total of 175,000 shares of Series A Preferred in exchange for a combined total of $262,500 of accrued and unpaid wages (see Note 11).

Rent Expenses

On July 17, 2007, the Company entered into a five-year lease for its production center from a less than 5% shareholder. Subsequent to July 31, 2012, the Company was renting this space on a month-to-month basis at $11,904 per month. Effective January 1, 2015, the Company’s lease was terminated. There has been an ongoing dispute with the landlord, Rob and Maribeth Myers, regarding the production center rent. During 2016, the Company reached a Settlement Agreement with regards to this dispute resulting in a payment of $438,830 for rent, interest, and costs.

The Company rents office space from a significant shareholder and director of the Company on a month-to-month basis with a monthly payment of $1,500.

Rental expense for the years ended December 31, 2016 and 2015 consisted of the following:

	Year ended December 31, 2016	Year ended December 31, 2015
Office and warehouse space	$40,000	$155,306
Corporate office	18,000	18,000
Total Rental Expense	$58,000	$173,306